Financial instruments and risk management (Details 6) - Foreign Currency Derivatives [Member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.8413
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 24,029,398
Dollar Depreciation Minus 25 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	3.6310
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 6,007,350
Dollar Depreciation Minus 10 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	4.3572
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ 2,402,940
Dollar Appreciation Plus 10 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	5.3254
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (2,402,940)
Dollar Appreciation Plus 25 Percent [Member]
IfrsStatementLineItems [Line Items]
Average foreign exchange rate	6.0516
Exposure to credit risk on loan commitments and financial guarantee contracts	R$ (6,007,350)